UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

     Eamon Smith     New York, New York     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $3,604,419 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201    99783  2375779 SH       SOLE                  2375779
APPLE INC                      COM              037833100    97632   800000 SH       SOLE                   800000
BOYD GAMING CORP               COM              103304101   108356  2202800 SH       SOLE                  2202800
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    34804   961700 SH       SOLE                   961700
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202   284317  2913686 SH       SOLE                  2913686
CHARTER COMMUNICATIONS INC D   CL A             16117M107    56866 14041100 SH       SOLE                 14041100
CHINA UNICOM LTD               SPONSORED ADR    16945R104    45418  2636000 SH       SOLE                  2636000
CNET NETWORKS INC              COM              12613R104    61708  7534600 SH       SOLE                  7534600
CONVERA CORP                   CL A             211919105     2714   622544 SH       SOLE                   622544
DOBSON COMMUNICATIONS CORP     CL A             256069105   168389 15156513 SH       SOLE                 15156513
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    65106  2257500 SH       SOLE                  2257500
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109    52478  1210000 SH       SOLE                  1210000
EMMIS COMMUNICATIONS CORP      CL A             291525103    27743  3012300 SH       SOLE                  3012300
ENTRAVISION COMMUNICATIONS C   CL A             29382R107    43600  4180291 SH       SOLE                  4180291
EQUINIX INC                    COM NEW          29444U502   133532  1459844 SH       SOLE                  1459844
FIBERTOWER CORP                COM              31567R100    51020 11783025 SH       SOLE                 11783025
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   218596  4329912 SH       SOLE                  4329912
GETTY IMAGES INC               COM              374276103    87679  1833900 SH       SOLE                  1833900
GLU MOBILE INC                 COM              379890106     5560   400000 SH       SOLE                   400000
GOOGLE INC                     CL A             38259P508   179757   343900 SH       SOLE                   343900
INFORMATION SERVICES GROUP I   UNIT 01/31/2011  45675Y203    34859  3979300 SH       SOLE                  3979300
INTERPUBLIC GROUP COS INC      COM              460690100    89549  7855200 SH       SOLE                  7855200
LAS VEGAS SANDS CORP           COM              517834107    46269   605700 SH       SOLE                   605700
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    61821  2768500 SH       SOLE                  2768500
LIMELIGHT NETWORKS INC         COM              53261M104     7499   379135 SH       SOLE                   379135
LIONS GATE ENTMNT CORP         COM NEW          535919203    12858  1165700 SH       SOLE                  1165700
MARCHEX INC                    CL B             56624R108    12158   745000 SH       SOLE                   745000
MOVE INC COM                   COM              62458M108    56010 12502201 SH       SOLE                 12502201
NATIONAL CINEMEDIA INC         COM              635309107    28262  1009000 SH       SOLE                  1009000
NETFLIX INC                    COM              64110L106    49369  2546100 SH       SOLE                  2546100
NEUSTAR INC                    CL A             64126X201    99639  3439400 SH       SOLE                  3439400
RESEARCH IN MOTION LTD         COM              760975102    99995   500000 SH       SOLE                   500000
RURAL CELLULAR CORP            CL A             781904107    54058  1233908 SH       SOLE                  1233908
SAVVIS INC                     COM NEW          805423308    50867  1027400 SH       SOLE                  1027400
SBA COMMUNICATIONS CORP        COM              78388J106   114851  3419200 SH       SOLE                  3419200
SOHU COM INC                   COM              83408W103    67539  2111241 SH       SOLE                  2111241
SPRINT NEXTEL CORP             COM FON          852061100   185137  8939500 SH       SOLE                  8939500
TECHTARGET INC                 COM              87874R100    15522  1207900 SH       SOLE                  1207900
TELEPHONE & DATA SYS INC       COM              879433100    32305   516300 SH       SOLE                   516300
TELEPHONE & DATA SYS INC       SPL COM          879433860    38616   671000 SH       SOLE                   671000
TIME WARNER TELECOM INC        CL A             887319101    61964  3082800 SH       SOLE                  3082800
TRADER MEDIA EAST LTD          COM              89255G208    86790  7084892 SH       SOLE                  7084892
UNITED STATES CELLULAR CORP    COM              911684108   139189  1536300 SH       SOLE                  1536300
VIVO PARTICIPACOES S A         SPON ADR PFD     92855S101    65873 13148300 SH       SOLE                 13148300
WYNN RESORTS LTD               COM              983134107    72007   803204 SH       SOLE                   803204
XO HOLDINGS INC                COM              98417K106    21356  4788330 SH       SOLE                  4788330
YAHOO INC                      COM              984332106   170051  6268000 SH       SOLE                  6268000
YOUNG BROADCASTING INC         CL A             987434107     4948  1341046 SH       SOLE                  1341046